Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of the impact of the adjustment on the Company's consolidated financial statements
June 30, 2015
	As previously reported	Correction Adjustment	As Revised
Balance Sheet
Investment in affiliates	183,922	18,640	202,562
Investment in available-for-sale securities	19,274	(19,274)	—
Total non-current assets	1,556,375	(634)	1,555,741
Total assets	1,670,298	(634)	1,669,664
Other comprehensive income	634	(634)	—
Total stockholders' equity	522,903	(634)	522,269
Total liabilities and stockholders' equity	1,670,298	(634)	1,669,664
Statements of Operations/ Statement of Comprehensive Income(1) For the Three Months Ended June 30, 2015 (unaudited)
Unrealized holding income on investments in available-for-sale-securities	1,901	(1,901)	—
Other comprehensive income	1,901	(1,901)	—
Total comprehensive income(1)	28,263	(28,263)	—

Statements of Operations/ Statement of Comprehensive Income(1) For the Six Months Ended June 30, 2015 (unaudited)
Unrealized holding income on investments in available-for-sale-securities	4,176	(4,176)	—
Other comprehensive income	4,176	(4,176)	—
Total comprehensive income(1)	50,572	(50,572)	—

(1	)The Company no longer presents “Total Comprehensive Income” consistent with ASC 220-10-15-3(a) because following the correction, it has no other comprehensive income to report.

Navios Maritime Acquisition Corporation and Subsidiaries

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2016	2015
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antiparos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ikaria Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Mytilene Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 6/30	1/1 - 6/30
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Dream Limited	Vessel-Owning Company(3)	Hong Kong	—	1/1 - 6/17
Shinyo Loyalty Limited	Vessel-Owning Company(1)	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Navigator Limited	Vessel-Owning Company(2)	Hong Kong	1/1 - 6/30	1/1 - 6/30
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antipsara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Limnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skyros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Alonnisos Shipping Corporation	Vessel-Owning Company(4)	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Makronisos Shipping Corporation	Vessel-Owning Company(4)	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Paxos Shipping Corporation	Vessel-Owning Company(5)	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Donoussa Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Schinousa Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Sikinos Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	—	1/1 - 6/17
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kimolos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	—
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30

(1)	Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
(2)	Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.
(3)	Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary in June 2015.
(4)
Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard's inability to issue a refund guarantee.

(5)	Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.